Exceptional items (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Exceptional items
Club restructuring and redundancy costs		£ (38)		£ (8,676)
Costs associated with loss of office		(14,499)		(14,499)
Total exceptional items	£ 0	£ (14,537)	£ 0	£ (23,175)